Summary of Significant Accounting Policies - (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Net loss				¥ 327,997	$ 50,268	¥ 193,548	¥ 254,639
Cash flows from operating activities				234,048	$ 35,870	¥ 95,821	¥ 134,636
Liabilities exceeded its current assets				¥ 29,420,000				$ 4,509
Threshold prior written notice for redemption				14 days	14 days
IPO
Total offering size			$ 61,870
ADS | IPO
Total offering size	$ 61,870
L. R. Capital Property Investment Limited
Note fair value			$ 58,400
Strategic Global Investments
Note fair value		$ 51,500						$ 51,500
Interest rate		6.25%
Threshold prior written notice for redemption		14 days